Labor Obligations	6 Months Ended
Jun. 30, 2026
Labor Obligations [Abstract]
Labor obligations

14. Labor obligations

	June 30, 2026	December 31, 2025
Personnel expenses payable	420,080	488,873
Social security charges payable (1) (2)	124,798	106,045
Total	544,878	594,918

(1)	Of the balance of social security charges payable, for the period ended June 30, 2026 R$ 45,724 (R$ 73,813 for the year ended December 31, 2025), correspond to payroll taxes and social security charges resulting from cash-settled awards and equity-settled awards, as disclosed in Note 20d.

(2)	As of December 31, 2025 the amount R$ 126,966 was reclassified from Labor obligations to Tax Claims as explained on note 19c.